INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED JULY 27, 2026 TO THE SUMMARY AND STATUTORY PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 19, 2025, OF:
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
Invesco BulletShares 2033 Corporate Bond ETF (BSCX)
Invesco BulletShares 2034 Corporate Bond ETF (BSCY)
Invesco BulletShares 2035 Corporate Bond ETF (BSCZ)
(collectively with Invesco BulletShares 2036 Corporate Bond ETF, the "BulletShares Corporate Bond ETFs")
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Invesco BulletShares 2031 High Yield Corporate Bond ETF (BSJV)
Invesco BulletShares 2032 High Yield Corporate Bond ETF (BSJW)
Invesco BulletShares 2033 High Yield Corporate Bond ETF (BSJX)
(collectively with Invesco BulletShares 2034 High Yield Corporate Bond ETF, the "BulletShares High Yield Corporate Bond ETFs")
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
Invesco BulletShares 2032 Municipal Bond ETF (BSMW)
Invesco BulletShares 2033 Municipal Bond ETF (BSSX)
Invesco BulletShares 2034 Municipal Bond ETF (BSMY)
(collectively with Invesco BulletShares 2035 Municipal Bond ETF, the "BulletShares Municipal Bond ETFs")
Invesco Investment Grade Defensive ETF (IIGD)

AND TO THE SUMMARY AND STATUTORY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2025, OF:
Invesco BulletShares 2035 Municipal Bond ETF (BSMZ)
AND TO THE SUMMARY AND STATUTORY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 3, 2026, OF:
Invesco BulletShares 2034 High Yield Corporate Bond ETF (BSJY)
Invesco BulletShares 2036 Corporate Bond ETF (BSCA)

(each, a “Fund” and collectively, the “Funds”)
This supplement amends the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the above referenced Funds and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information for your Fund and retain it for future reference.
Invesco Indexing LLC (“Invesco Indexing”) announced it has entered into an agreement to transition its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). The Transaction is expected to close on or about August 31, 2026, at which time each Fund’s underlying index will be compiled, maintained and calculated by ICE and ICE will serve as the index provider for each Fund. The methodologies of the underlying indexes are not anticipated to change materially as a result of the Transaction.
Accordingly, effective on or about August 31, 2026, each Fund’s prospectuses and statement of additional information (“SAIs”), as applicable, are revised as follows:
All references to Invesco Indexing LLC as index provider of a Fund are hereby replaced with references to ICE Data Indices, LLC.
All references to “Invesco” in the name of each Fund’s underlying index are hereby replaced with “ICE”.
The following disclosure is hereby deleted from the last sentence of the first paragraph of the “Principal Investment Strategies” section of each Fund’s prospectus:
The Index Provider is affiliated with Invesco Capital Management LLC, the Fund’s investment adviser (the “Adviser”), and Invesco Distributors, Inc., the Fund’s distributor (the “Distributor”).
The following information is hereby added to the "Principal Investment Strategies" section of each Fund's prospectus, except for Invesco Investment Grade Defensive ETF:

Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.
The following information is hereby added to the "Principal Investment Strategies" section of the prospectuses for the BulletShares Corporate Bond ETFs and BulletShares High Yield Corporate Bond ETFs:
To be eligible for inclusion in the Underlying Index, bonds must have at least 18 months to final maturity at the time of issuance.
The risk disclosure titled “Affiliated Index Provider Risk” is hereby removed from the “Additional Risks of Investing in the Fund” section of each Fund’s prospectus.
The following replaces the last sentence of the “Distributor” section of each Fund’s prospectus:
The Distributor is an affiliate of the Adviser.
The following replaces the disclosure in the “Index Provider” section of each Fund’s prospectus:
No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund. Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index.
The Underlying Index is compiled, maintained and calculated by the Index Provider or its affiliate, agent or partner. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider. The Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with the Adviser.
The following replaces the disclosure in the “Disclaimer” section of each Fund’s prospectus:
“BulletShares®” is a registered service mark of Invesco Holding Company (US), Inc. and has been licensed for use by ICE Data Indices, LLC and the Adviser for use with certain indexes or the Fund, where relevant.
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “ICE®” is a trademark of ICE Data or its affiliates. This trademark has been licensed, along with the Underlying Index for use by the Adviser in connection with the Fund. Neither the Adviser, the Trust, nor the Fund, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its third-party suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Fund particularly, the Trust or the ability of the Underlying Index to track general stock market performance. ICE Data’s only relationship to the Adviser is the licensing of certain trademarks and trade names and the Underlying Index or components thereof. The Underlying Index is determined, composed and calculated by ICE Data without regard to the Adviser or the Fund or its holders. ICE Data has no obligation to take the needs of the Adviser or the holders of the Fund into consideration in determining, composing or calculating the Underlying Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of the Adviser or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Fund. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE UNDERLYING INDEX, INDEX DATA AND ANY INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM (“INDEX DATA”). ICE DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE UNDERLYING INDEX AND THE INDEX DATA, WHICH ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK.
The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, restatements, re-calculations or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.
The sub-section titled “Additional Information Concerning the Affiliated Index Provider” in the “Additional Information Concerning the Trust” section of each Fund’s SAI is hereby deleted.
The following is hereby deleted from the sub-section titled “Index Provider” in the “Management” section of each Fund’s SAI:
Invesco Indexing is affiliated with the Adviser and the Distributor. The Adviser has in place a code of ethics designed to prevent misuse of non-public index information
In the SAI dated December 19, 2025:
●
The following replaces the third and fourth sentences of the third paragraph of the section titled “General Description of the Trust and Funds”:
For each Fund other than Invesco Bloomberg Pricing Power ETF, Invesco International Developed Dynamic Multifactor ETF, Invesco RAFI Strategic US ETF, Invesco Russell 1000® Dynamic Multifactor ETF, and Invesco Russell 2000® Dynamic Multifactor ETF, ICE Data Indices, LLC (“ICE Data”) is the index provider for the applicable Underlying Index.
●
The following replaces the first sentence of the sub-section titled “Index Provider” in the “Management” section:
No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund. Neither the Adviser nor any affiliate of the Adviser has any rights to influence the selection of the securities in the Underlying Index. For each Fund other than Invesco Bloomberg Pricing Power ETF, Invesco International Developed Dynamic Multifactor ETF, Invesco Russell 1000® Dynamic Multifactor ETF, and Invesco Russell 2000® Dynamic Multifactor ETF, ICE Data is the index provider for the applicable Underlying Index.
In the SAI dated September 10, 2025:
●
The following replaces the third and fourth sentences of the second paragraph of the section titled “General Description of the Trust and Funds”:
ICE Data Indices, LLC (“ICE Data”) is the index provider for the Underlying Index.
●
The following replaces the first three sentences of the sub-section titled “Index Provider” in the “Management” section:

No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund. ICE Data is the index provider for the Underlying Index. The Adviser has entered into a license agreement with ICE Data to use the Underlying Index. The Adviser pays licensing fees to ICE Data from the Adviser’s management fees or other resources for the use of the Underlying Index and related trademarks and trade names.
In the SAI dated June 3, 2026:
●
The following replaces the third and fourth sentences of the second paragraph of the section titled “General Description of the Trust and Fund”:
ICE Data Indices, LLC (“ICE Data”) is the index provider for each Underlying Index.
●
The following replaces the first three sentences of the sub-section titled “Index Provider” in the “Management” section:
No entity that creates, compiles, sponsors or maintains the Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of the Fund. ICE Data is the index provider for each Underlying Index. The Adviser has entered into a license agreement with ICE Data to use each Underlying Index. The Adviser pays licensing fees to ICE Data from the Adviser’s management fees or other resources for the use of the Underlying Indexes and related trademarks and trade names.
P-SIFT-SUMSTATSOAI-SUP-1 072726